Derivative Instruments and Hedging Activities (Trading Gains (Loss)) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Trading Activity, Gains and Losses, Net [Line Items]
Trading gain (loss)	$ (2,399,103)	$ (344,742)	$ 3,466,417
Agriculture [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Trading gain (loss)	(361,619)	(1,105,067)	1,678,921
Currency [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Trading gain (loss)	(598,618)	(1,380,681)	1,582,144
Energy [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Trading gain (loss)	(483,184)	63,841	(1,308,951)
Indices [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Trading gain (loss)	(655,571)	865,269	(773,614)
Interest Rates [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Trading gain (loss)	162,682	935,552	2,380,917
Metals [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Trading gain (loss)	$ (462,793)	$ 276,344	$ (93,000)